Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Consolidated statement of cash flows
Cash inflow on derivative financial instruments	€ 273	€ 131